Consolidated Statement of Stockholder's Deficit - USD ($)	Common Stock [Member] Common Class B [Member] Willow Lane Acquisition Corp [Member]	Common Stock [Member] Common Class C [Member] Boost Run Holdings LLC [Member]	Common Stock [Member] Common Class A [Member] Boost Run Holdings LLC [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Willow Lane Acquisition Corp [Member]	Additional Paid-in Capital [Member] Boost Run Holdings LLC [Member]	Retained Earnings [Member] Willow Lane Acquisition Corp [Member]	Retained Earnings [Member] Boost Run Holdings LLC [Member]	Retained Earnings [Member]	Common Class A [Member] Willow Lane Acquisition Corp [Member]	Willow Lane Acquisition Corp [Member]	Boost Run Holdings LLC [Member]	Total
Beginning balance at September 5, 2025 (date of inception) at Dec. 31, 2023		$ 6,187,000						$ (553,000)				$ 5,634,000
Balance, shares at Dec. 31, 2023			8,500
Net loss								(212,000)				(212,000)
Unit-based compensation						568,000						568,000
Contributions		1,503,000										1,503,000
Ending Balance, value at Dec. 31, 2024	$ 463	$ 7,690,000				568,000	$ (2,914,386)	(765,000)			$ (2,913,923)	7,493,000
Balance, shares at Dec. 31, 2024	4,628,674		8,500
Beginning balance at September 5, 2025 (date of inception) at Jul. 02, 2024
Balance, shares at Jul. 02, 2024
Issuance of Class C Units	$ 463				24,537						25,000
Issuance of Class C Units, shares	4,628,674
Allocated value of transaction costs to Public Warrants					(71,545)						(71,545)
Fair value of Public Warrants at issuance					822,250						822,250
Sale of 5,145,722 Private Placement Warrants					5,145,722						5,145,722
Accretion for Class A Ordinary Shares to redemption amount					(5,920,964)		(3,031,276)			$ (8,952,240)	(8,952,240)
Net loss							116,890				116,890
Ending Balance, value at Dec. 31, 2024	$ 463	$ 7,690,000				568,000	(2,914,386)	(765,000)			(2,913,923)	7,493,000
Balance, shares at Dec. 31, 2024	4,628,674		8,500
Issuance of Class C Units		$ 2,992,000										2,992,000
Issuance of Class C Units, shares		128
Accretion for Class A Ordinary Shares to redemption amount							(5,420,400)			$ (5,420,400)	(5,420,400)
Net loss							3,438,450	(16,274,000)			3,438,450	(16,274,000)
Unit-based compensation						13,425,000						13,425,000
Contributions		500,000										500,000
Ending Balance, value at Dec. 31, 2025	$ 463	$ 11,182,000		$ 1		13,993,000	(4,896,336)	(17,039,000)	$ (51,450)		(4,895,873)	8,136,000	$ (51,450)
Balance, shares at Dec. 31, 2025	4,628,674	128	8,500
Beginning balance at September 5, 2025 (date of inception) at Sep. 04, 2025
Net loss									(51,450)				(51,450)
Common stock issuance				1
Ending Balance, value at Dec. 31, 2025	$ 463	$ 11,182,000		$ 1		$ 13,993,000	$ (4,896,336)	$ (17,039,000)	$ (51,450)		$ (4,895,873)	$ 8,136,000	$ (51,450)
Balance, shares at Dec. 31, 2025	4,628,674	128	8,500